Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
OPERATING ACTIVITIES
Net income (loss) from continuing operations after income taxes	$ (51,439)	$ (3,223,468)
Adjustments to reconcile net (loss) income to cash provided by operating activities:
Amortization of right-of-use assets	82,473	480,340
Deferred income tax recovery	(137,807)	249,071
Depreciation and amortization	207,225	1,408,976
Foreign exchange gain	0	(5,788)
(Gain) loss on change in fair value of derivative liability	(22,189)	451,372
Gain on termination of sales-type lease and disposal of licenses	0	(503,544)
Loss on disposal of assets	0	11,655
Impairment loss	0	1,202,227
Interest expense	0	35,210
Share-based compensation	0	22,128
Changes in operating assets and liabilities:
Receivables	(51,370)	209,289
Inventory	(74,639)	1,948,095
Prepaid expenses and deposits	158,526	130,489
Accounts payable and accrued liabilities	356,631	(1,034,911)
Income taxes payable	510,551	1,983,014
Deferred revenue	(14,002)	207,494
Lease liabilities	(59,340)	(310,394)
Cash provided by operating activities of continuing operations	904,620	3,261,255
Cash provided by operating activities of discontinued operations	6,861	68,599
INVESTING ACTIVITIES
Purchases of property and equipment	(51,483)	(521,579)
Proceeds from termination of sales-type lease and disposal of licenses	0	400,000
Cash used in investing activities of continuing operations	(51,483)	(121,579)
Cash provided by investing activities of discontinued operations	0	0
FINANCING ACTIVITIES
Settlement of earn out shares	0	(575,136)
Principal repayments on promissory note payable	0	(2,026,667)
Interest paid in cash	0	(51,562)
Cash used in financing activities of continuing operations	0	(2,653,365)
Cash used in financing activities of discontinued operations	(7,591)	(45,551)
Effect of foreign exchange on cash	(365)	7,395
Change in cash during the year	852,042	516,754
Cash beginning of year	2,408,526	1,891,772
Cash end of year	3,260,568	2,408,526
Supplemental disclosure of cash flow information:
Income tax paid in cash	0	1,250,150
Interest paid in cash	0	51,562
Additions in right-of-use assets and lease liabilities	$ 0	$ 924,105